Short-Term Investments - Estimated Fair Value of Available-for-sale Investments by Contractual Maturity (Detail) (Government Debentures [Member], USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale government debentures, Cost	$ 3,188	$ 3,076
Available-for-sale government debentures, Market Value	3,255	3,183
Matures in More than Five Years [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale government debentures, Cost	3,188	3,076
Available-for-sale government debentures, Market Value	$ 3,255	$ 3,183